Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Cash Flows Arising from Financing Activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Schedule of Cash Flows Arising from Financing Activities [Line Items]
Balance	€ 136,394	€ 38,968		€ 5,915
Proceeds from shareholder loans	6,275	13,967		12,033
Proceeds from convertible notes	38,156
Proceeds from the issue of warrants	9,000			8,592
Proceeds from the exercise of warrants	26,950	9,260
Repayment of shareholder loans	(22,026)	(11,225)		(703)
Repayment of convertible notes	(21,231)
Repayment of lease liabilities	(1,222)	(996)		(912)
Interest paid	(12,511)	(1,174)		(259)
Total changes from financing cash flows	23,390	9,832		18,751
Effect of changes in foreign exchange rates	(12,964)	7,513		(339)
Changes in fair value	(31,842)	65,895		10,859
Other changes	(84,298)	2,077
Additions to lease liabilities	1,020	1,034		871
Interest expense recognized in profit and loss		11,075		2,911
Interest expense recognized in profit and loss	31,306
Total liability-related other changes	(96,778)	87,594		14,302
Balance	63,006	136,394		38,968
Short-term borrowings [member]
Schedule of Cash Flows Arising from Financing Activities [Line Items]
Balance	13,333	13,908
Proceeds from shareholder loans	6,275			12,033
Proceeds from convertible notes
Proceeds from the issue of warrants
Proceeds from the exercise of warrants
Repayment of shareholder loans	(22,026)	(11,225)		(703)
Repayment of convertible notes
Repayment of lease liabilities
Interest paid	(2,152)	(1,018)		(106)
Total changes from financing cash flows	(17,903)	(12,243)		11,224
Effect of changes in foreign exchange rates	(822)	845		(83)
Changes in fair value
Other changes	45	(96)	[1]
Additions to lease liabilities
Interest expense recognized in profit and loss		10,919		2,767
Interest expense recognized in profit and loss	10,357
Total liability-related other changes	9,580	11,668		2,684
Balance	5,010	13,333		13,908
Leases [Member]
Schedule of Cash Flows Arising from Financing Activities [Line Items]
Balance	119,581	21,626		2,439
Proceeds from shareholder loans		13,967
Proceeds from convertible notes
Proceeds from the issue of warrants	9,000			8,592
Proceeds from the exercise of warrants	26,950	9,260
Repayment of shareholder loans
Repayment of convertible notes
Repayment of lease liabilities
Interest paid	0			0
Total changes from financing cash flows	35,950	23,227		8,592
Effect of changes in foreign exchange rates	(11,341)	6,660		(264)
Changes in fair value	(31,842)	65,895		10,859
Other changes	(57,540)	2,173	[1]
Additions to lease liabilities		0		0
Interest expense recognized in profit and loss
Interest expense recognized in profit and loss
Total liability-related other changes	(100,723)	74,728		10,595
Balance	54,808	119,581		21,626
Lease liabilities [member]
Schedule of Cash Flows Arising from Financing Activities [Line Items]
Balance	3,480	3,434		3,477
Proceeds from shareholder loans
Proceeds from convertible notes
Proceeds from the issue of warrants
Proceeds from the exercise of warrants
Repayment of shareholder loans
Repayment of convertible notes
Repayment of lease liabilities	(1,222)	(996)		(912)
Interest paid	(154)	(156)		(153)
Total changes from financing cash flows	(1,376)	(1,152)		(1,065)
Effect of changes in foreign exchange rates	(39)	8		8
Changes in fair value
Other changes	(51)		[1]
Additions to lease liabilities	1,020	1,034		871
Interest expense recognized in profit and loss		156		144
Interest expense recognized in profit and loss	154
Total liability-related other changes	1,084	1,198		1,023
Balance	3,188	3,480		€ 3,434
Convertible notes [Member]
Schedule of Cash Flows Arising from Financing Activities [Line Items]
Balance	0
Proceeds from shareholder loans
Proceeds from convertible notes	38,156
Proceeds from the issue of warrants
Proceeds from the exercise of warrants
Repayment of shareholder loans
Repayment of convertible notes	(21,231)
Repayment of lease liabilities
Interest paid	(10,204)
Total changes from financing cash flows	6,721
Effect of changes in foreign exchange rates	(763)
Changes in fair value
Other changes	(26,753)
Additions to lease liabilities
Interest expense recognized in profit and loss	20,795
Total liability-related other changes	(6,721)
Balance	€ 0	€ 0

[1]	Other changes in warrant liabilities include non-cash effective changes that are related to the exercise of warrants and increased equity; other changes related to the convertible notes are non-cash effective changes due to the conversion of debt and interest into equity.